Shareholder Report, Holdings (Details)	Sep. 30, 2024
BNY Mellon Short Term Municipal Bond Fund - Class Y | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
BNY Mellon Short Term Municipal Bond Fund - Class Y | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class Y | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Water and Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Net Other Assets and Liabilities in Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
BNY Mellon Short Term Municipal Bond Fund - Class Y | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Short Term Municipal Bond Fund - Class Y | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Short Term Municipal Bond Fund - Class Y | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Short Term Municipal Bond Fund - Class Y | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Short Term Municipal Bond Fund - Class Y | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Short Term Municipal Bond Fund - Class Y | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Short Term Municipal Bond Fund - Class Y | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Short Term Municipal Bond Fund - Class Y | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class Y | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class Y | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class Y | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class Y | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Short Term Municipal Bond Fund - Class Y | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Short Term Municipal Bond Fund - Class Y | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Short Term Municipal Bond Fund - Class Y | Net Other Assets and Liabilities in State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
BNY Mellon Short Term Municipal Bond Fund - Class I | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
BNY Mellon Short Term Municipal Bond Fund - Class I | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Short Term Municipal Bond Fund - Class I | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon Short Term Municipal Bond Fund - Class I | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Short Term Municipal Bond Fund - Class I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Short Term Municipal Bond Fund - Class I | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class I | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Short Term Municipal Bond Fund - Class I | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | Water and Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Short Term Municipal Bond Fund - Class I | Net Other Assets and Liabilities in Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
BNY Mellon Short Term Municipal Bond Fund - Class I | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Short Term Municipal Bond Fund - Class I | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Short Term Municipal Bond Fund - Class I | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Short Term Municipal Bond Fund - Class I | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Short Term Municipal Bond Fund - Class I | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Short Term Municipal Bond Fund - Class I | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Short Term Municipal Bond Fund - Class I | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Short Term Municipal Bond Fund - Class I | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class I | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class I | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class I | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class I | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Short Term Municipal Bond Fund - Class I | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Short Term Municipal Bond Fund - Class I | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Short Term Municipal Bond Fund - Class I | Net Other Assets and Liabilities in State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
BNY Mellon Short Term Municipal Bond Fund - Class D | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
BNY Mellon Short Term Municipal Bond Fund - Class D | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Short Term Municipal Bond Fund - Class D | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon Short Term Municipal Bond Fund - Class D | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Short Term Municipal Bond Fund - Class D | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Short Term Municipal Bond Fund - Class D | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class D | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Short Term Municipal Bond Fund - Class D | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | Water and Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Short Term Municipal Bond Fund - Class D | Net Other Assets and Liabilities in Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
BNY Mellon Short Term Municipal Bond Fund - Class D | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Short Term Municipal Bond Fund - Class D | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Short Term Municipal Bond Fund - Class D | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Short Term Municipal Bond Fund - Class D | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Short Term Municipal Bond Fund - Class D | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Short Term Municipal Bond Fund - Class D | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Short Term Municipal Bond Fund - Class D | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Short Term Municipal Bond Fund - Class D | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class D | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class D | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class D | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class D | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Short Term Municipal Bond Fund - Class D | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Short Term Municipal Bond Fund - Class D | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Short Term Municipal Bond Fund - Class D | Net Other Assets and Liabilities in State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
BNY Mellon Short Term Municipal Bond Fund - Class A | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
BNY Mellon Short Term Municipal Bond Fund - Class A | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Short Term Municipal Bond Fund - Class A | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon Short Term Municipal Bond Fund - Class A | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Short Term Municipal Bond Fund - Class A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Short Term Municipal Bond Fund - Class A | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class A | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Short Term Municipal Bond Fund - Class A | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | Water and Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Short Term Municipal Bond Fund - Class A | Net Other Assets and Liabilities in Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
BNY Mellon Short Term Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Short Term Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Short Term Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Short Term Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Short Term Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Short Term Municipal Bond Fund - Class A | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Short Term Municipal Bond Fund - Class A | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Short Term Municipal Bond Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Short Term Municipal Bond Fund - Class A | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class A | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Short Term Municipal Bond Fund - Class A | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Short Term Municipal Bond Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Short Term Municipal Bond Fund - Class A | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Short Term Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Short Term Municipal Bond Fund - Class A | Net Other Assets and Liabilities in State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%